Note 5 - Income Taxes - Components of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 455,199	$ 126,379
Start-up costs	537,376	0
Valuation allowance	(992,575)	(126,379)
Total deferred tax asset	$ 0	$ 0